Property, Plant and Equipment - Summary of detailed information about property plant and equipment (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 131,206
Ending balance	30,997	$ 131,206
Carrying amount	30,997	131,206	$ 451,833
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,594	4,812	7,030
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	28,403	126,394	$ 444,803
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,071,014	4,056,800
Additions	13,710	14,214
Ending balance	4,084,724	4,071,014
Cost [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,090	11,090
Ending balance	11,090	11,090
Cost [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,059,924	4,045,710
Additions	13,710	14,214
Ending balance	4,073,634	4,059,924
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,939,808	3,604,967
Change for the year	113,919	334,841
Ending balance	4,053,727	3,939,808
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,278	4,060
Change for the year	2,218	2,218
Ending balance	8,496	6,278
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,933,530	3,600,907
Change for the year	111,701	332,623
Ending balance	$ 4,045,231	$ 3,933,530